SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
2027	$ 339,537
2028	337,995
2029	322,297
2030	425,597
2031 and thereafter	575,040
Less: Amounts representing interest	(188,460)
Total lease liabilities	1,812,006	$ 521,581
Less: current portion of lease liabilities	279,825	463,064
Non-current portion of lease liabilities	$ 1,532,181	$ 58,517